RISK MANAGEMENT AND FINANCIAL INSTRUMENTS - Counterparty Credit Risk (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Derivative [Line Items]
Expected credit loss provision (Note 28)	$ (22,000,000)	$ (83,000,000)	$ 163,000,000
Provision for other credit losses	0	0
Financing receivable, recorded investment, past due	0	0
Past due or impaired	0	0
TGNH
Derivative [Line Items]
Expected credit loss provision (Note 28)	(23,000,000)	(73,000,000)	149,000,000
Mexico Natural Gas Pipelines
Derivative [Line Items]
Expected credit loss provision (Note 28)	$ 1,000,000	$ (10,000,000)	$ 14,000,000